Profit Appropriation and Restricted Net Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) fund	Dec. 31, 2018 USD ($)
Profit Appropriation and Restricted Net Assets
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Number of reserve funds except general reserve fund, appropriation at the entity's discretion | fund	2
Minimum percentage of after-tax profit transferred by VIEs to statutory reserve fund	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory reserve funds	50.00%
Reserves made to non-distributable reserve fund (in dollars)	$ 105.8	$ 98.7
Net assets subject to restriction for the Group (in dollars)	$ 394.7
Percent of restricted net assets of total consolidated net assets	17.00%